UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2018—August 31, 2019

Item 1: Reports to Shareholders

Vanguard® CMT Funds

August 31, 2019

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

Period Ended August 31, 2019

Vanguard CMT Funds

	Vanguard	Peer Group
Total Returns	Fund	Average[1]

Market Liquidity	2.46%	2.27%
Municipal Cash Management	1.58	1.16

1Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

	Beginning Account Value	Ending Account Value	Expenses Paid
	February 28, 2019	August 31, 2019	During Period[1]
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,012.52	$0.03
Municipal Cash Management Fund	$1,000.00	$1,007.92	$0.05

Based on Hypothetical 5% Yearly Return
Market Liquidity Fund	$1,000.00	$1,025.18	$0.03
Municipal Cash Management Fund	$1,000.00	$1,025.16	$0.05

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Market Liquidity Fund

As of 8/31/2019

Sector Diversification (% of portfolio)

Certificates of Deposit	30.7%
Commercial Paper	31.7
Repurchase Agreements	1.1
U.S. Government and Agency Obligations	35.4
Taxable Municipal Bonds	0.1
Other Notes	1.0

Municipal Cash Management Fund

As of 8/31/2019

Largest State Concentrations (% of total net assets)

New York	15.6%
Texas	11.4
Pennsylvania	7.5
Illinois	6.2
Colorado	5.0
Michigan	4.1
Multiple States	3.9
Florida	3.6
Ohio	3.5
Massachusetts	3.3
Top Ten	64.1%

Market Liquidity Fund

Financial Statements

Statement of Net Assets

As of August 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (36.3%)
	Federal Home Loan Bank Discount Notes	2.182%–2.228%	9/4/19	876,000	875,956
	Federal Home Loan Bank Discount Notes	2.177%–2.182%	9/6/19	1,400,000	1,399,776
	Federal Home Loan Bank Discount Notes	2.162%	9/11/19	1,244,000	1,243,453
	Federal Home Loan Bank Discount Notes	2.154%	9/13/19	1,250,000	1,249,312
	Federal Home Loan Bank Discount Notes	2.147%	9/16/19	146,000	145,896
	Federal Home Loan Bank Discount Notes	2.149%	9/18/19	1,000,000	999,180
	Federal Home Loan Bank Discount Notes	2.152%	9/20/19	500,000	499,535
	Federal Home Loan Bank Discount Notes	2.127%	9/25/19	157,000	156,812
	Federal Home Loan Bank Discount Notes	2.006%–2.011%	10/11/19	500,000	498,985
	Federal Home Loan Bank Discount Notes	1.986%	10/16/19	350,000	349,199
	Federal Home Loan Bank Discount Notes	2.016%	10/18/19	377,600	376,694
	United States Treasury Bill	2.162%	9/3/19	2,250,000	2,249,865
	United States Treasury Bill	2.043%	9/17/19	200,000	199,842
	United States Treasury Bill	2.063%	9/24/19	500,000	499,405
	United States Treasury Bill	2.057%	10/8/19	1,000,000	998,050
	United States Treasury Bill	1.991%	10/22/19	1,000,000	997,280
	United States Treasury Bill	2.051%	10/24/19	1,000,000	997,230
	United States Treasury Bill	1.996%	10/29/19	1,250,000	1,246,125
	United States Treasury Bill	2.081%	10/31/19	1,200,000	1,196,244
	United States Treasury Bill	2.000%	11/7/19	1,000,000	996,450
	United States Treasury Bill	1.907%–1.910%	11/21/19	500,000	497,865
	United States Treasury Bill	1.960%	11/29/19	1,250,000	1,244,125
	United States Treasury Bill	2.061%	1/2/20	1,000,000	993,650
	United States Treasury Bill	2.031%	1/16/20	1,000,000	993,040
	United States Treasury Note/Bond	1.750%	9/30/19	281,115	281,028
	United States Treasury Note/Bond	1.000%	9/30/19	307,000	306,711
Total U.S. Government and Agency Obligations (Cost $21,487,741)					21,491,708
Commercial Paper (32.5%)
Bank Holding Company (0.2%)
2	Bank of New York Mellon Corp.	2.100%	9/3/19	153,003	152,968

Finance–Auto (0.9%)
	American Honda Finance Corp.	2.333%–2.343%	9/10/19	38,500	38,474
	American Honda Finance Corp.	2.396%	9/26/19	27,500	27,455
	American Honda Finance Corp.	2.247%	11/8/19	15,500	15,435
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.110%	2.321%	12/9/19	78,000	77,987
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.120%	2.302%	1/14/20	73,000	72,984

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.150%	2.332%	2/12/20	69,000	68,988
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.150%	2.332%	2/13/20	69,000	68,988
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.180%	2.350%	2/19/20	86,500	86,496
3	Toyota Motor Credit Corp., 1M USD LIBOR + 0.180%	2.350%	2/20/20	86,500	86,497
					543,304
Foreign Banks (23.5%)
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.130%	2.302%	2/20/20	82,000	82,004
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.210%	2.377%	8/20/20	79,000	79,003
2,3	Australia & New Zealand Banking Group Ltd., 1M USD LIBOR + 0.340%	2.512%	11/20/19	250,000	250,147
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.090%	2.260%	11/22/19	75,000	74,999
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.267%	10/23/19	114,000	114,005
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.313%	11/8/19	175,000	174,998
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.100%	2.267%	12/23/19	98,000	97,996
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.110%	2.280%	11/22/19	132,000	132,004
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.344%	12/2/19	200,000	200,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.348%	12/6/19	118,000	118,000
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.331%	12/9/19	77,500	77,501
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.120%	2.317%	12/16/19	100,000	100,002
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.130%	2.325%	2/14/20	70,000	69,994
2,3	Bank of Nova Scotia, 1M USD LIBOR + 0.170%	2.315%	3/27/20	100,000	100,004
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.120%	2.321%	11/12/19	85,000	84,998
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.130%	2.331%	2/11/20	100,000	99,981
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.150%	2.295%	1/24/20	200,000	199,992
2,3	Canadian Imperial Bank of Commerce, 1M USD LIBOR + 0.170%	2.393%	3/5/20	140,000	139,989
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.282%	9/18/19	37,000	37,002
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.100%	2.282%	9/19/19	37,000	37,002
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	2.388%	6/4/20	73,000	72,996
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.160%	2.404%	6/5/20	27,000	26,999
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.180%	2.325%	4/24/20	58,000	58,010
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.438%	9/6/19	108,000	108,005
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.404%	9/13/19	50,250	50,255
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.210%	2.407%	9/16/19	36,000	36,004
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.300%	2.528%	11/4/19	64,000	64,025

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2,3	Commonwealth Bank of Australia, 1M USD LIBOR + 0.340%	2.510%	11/22/19	64,000	64,039
	Credit Agricole Corporate & Investment Bank (New York Branch)	2.090%	9/3/19	976,265	976,031
2	DBS Bank Ltd.	2.374%–2.415%	9/10/19	107,000	106,928
2	DBS Bank Ltd.	2.360%	9/17/19	73,000	72,920
2	DBS Bank Ltd.	2.328%	10/17/19	33,000	32,905
2	DBS Bank Ltd.	2.274%	10/21/19	73,300	73,072
2	DBS Bank Ltd.	2.329%	10/24/19	36,000	35,882
2	DBS Bank Ltd.	2.276%	11/5/19	68,000	67,730
2	DBS Bank Ltd.	2.223%	11/6/19	33,000	32,867
2	DBS Bank Ltd.	2.092%	12/6/19	32,000	31,817
2	DNB Bank ASA	2.400%	10/7/19	100,000	99,777
2	DNB Bank ASA	2.379%	10/11/19	32,750	32,669
2	DNB Bank ASA	2.328%	10/17/19	200,000	199,438
2,3	HSBC Bank plc, 1M USD LIBOR + 0.110%	2.354%	10/3/19	150,000	150,005
2	National Australia Bank Ltd.	2.100%	9/3/19	300,000	299,928
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.313%	10/8/19	317,000	317,000
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.100%	2.295%	11/14/19	196,000	195,992
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.374%	2/4/20	194,000	193,986
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.130%	2.324%	2/13/20	79,000	78,996
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.150%	2.332%	4/16/20	170,000	169,966
2,3	National Australia Bank Ltd., 1M USD LIBOR + 0.190%	2.419%	5/6/20	250,000	249,990
2	Nederlandse Waterschapsbank NV	2.334%	9/18/19	54,500	54,437
2	Nederlandse Waterschapsbank NV	2.258%	10/18/19	174,000	173,494
2	Nederlandse Waterschapsbank NV	2.226%	11/27/19	176,000	175,092
2	Nederlandse Waterschapsbank NV	2.081%	12/9/19	250,000	248,522
2	Nordea Bank ABP	2.414%	9/3/19	60,000	59,986
2	Nordea Bank ABP	2.404%–2.414%	9/4/19	225,000	224,935
2	Nordea Bank ABP	2.349%	9/13/19	300,000	299,754
2	NRW Bank	2.121%	9/3/19	446,000	445,888
2	NRW Bank	2.121%	9/4/19	222,000	221,931
2	NRW Bank	2.121%	9/5/19	500,000	499,815
2	NRW Bank	2.121%	9/6/19	227,000	226,902
2	NRW Bank	2.343%	9/13/19	91,000	90,922
2	NRW Bank	2.344%–2.349%	9/16/19	93,000	92,903
2	NRW Bank	2.334%	9/17/19	72,000	71,921
2	NRW Bank	2.344%	9/18/19	81,000	80,906
2	NRW Bank	2.278%	10/10/19	73,000	72,822
2	NRW Bank	2.279%	10/15/19	86,000	85,766
2	NRW Bank	2.263%	10/18/19	125,000	124,639
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.140%	2.310%	1/22/20	200,000	200,010
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.375%	4/14/20	175,000	174,998
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.381%	6/11/20	200,000	199,944

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.180%	2.362%	6/17/20	100,000	99,972
2,3	Royal Bank of Canada, 1M USD LIBOR + 0.190%	2.387%	3/16/20	175,000	175,017
	Santander UK plc	2.374%	9/10/19	89,000	88,943
	Santander UK plc	2.370%	9/16/19	90,000	89,910
	Santander UK plc	2.369%	10/11/19	90,000	89,780
	Santander UK plc	2.295%	10/31/19	50,500	50,318
2	Skandinaviska Enskilda Banken AB	2.342%	9/5/19	28,000	27,990
2	Skandinaviska Enskilda Banken AB	2.329%	9/20/19	181,000	180,777
2	Skandinaviska Enskilda Banken AB	2.284%	10/22/19	150,000	149,537
2	Societe Generale SA	2.141%	9/5/19	300,000	299,892
2	Societe Generale SA	2.141%	9/9/19	863,000	862,491
2	Toronto-Dominion Bank	2.528%	10/18/19	79,100	78,873
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.100%	2.272%	12/20/19	250,000	249,990
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.110%	2.292%	1/17/20	175,000	174,974
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.120%	2.265%	11/25/19	50,000	50,003
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	2.381%	6/12/20	200,000	199,960
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.180%	2.377%	6/16/20	75,000	74,986
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.190%	2.335%	6/26/20	100,000	99,988
2,3	Toronto-Dominion Bank, 1M USD LIBOR + 0.210%	2.411%	9/10/19	150,000	150,011
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.160%	2.404%	6/5/20	63,000	62,963
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.200%	2.394%	9/13/19	172,500	172,509
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.392%	9/19/19	130,000	130,009
2,3,4	Westpac Banking Corp., 1M USD LIBOR + 0.210%	2.382%	9/20/19	125,000	125,009
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.300%	2.440%	10/28/19	99,000	99,049
2,3	Westpac Banking Corp., 1M USD LIBOR + 0.320%	2.533%	11/8/19	150,000	150,040
					13,926,431
Foreign Governments (3.4%)
	BNG Bank NV	2.116%–2.121%	9/3/19	543,000	542,870
	BNG Bank NV	2.121%	9/5/19	284,000	283,901
	BNG Bank NV	2.131%	9/6/19	350,000	349,860
2	CDP Financial Inc.	2.557%	9/5/19	26,000	25,991
2	CDP Financial Inc.	2.358%	10/1/19	8,750	8,733
2	CDP Financial Inc.	2.204%–2.215%	1/24/20	35,000	34,706
4	CPPIB Capital Inc.	2.366%	9/19/19	18,000	17,978
4	CPPIB Capital Inc.	2.527%	10/15/19	15,000	14,959
	Export Development Canada	2.549%	9/23/19	125,000	124,834
	Export Development Canada	2.346%	11/29/19	53,000	52,724
2	Hydro-Quebec	2.549%	9/19/19	34,000	33,959
4	Omers Finance Trust	2.374%	9/12/19	24,000	23,980

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Omers Finance Trust	2.375%	9/17/19	27,000	26,969
2,4	Ontario Teachers’ Finance Trust	2.471%	12/2/19	18,000	17,905
3,4	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.120%	2.348%	3/6/20	42,000	42,001
2,3	Ontario Teachers’ Finance Trust, 1M USD LIBOR + 0.200%	2.345%	8/24/20	44,000	44,002
4	PSP Capital Inc.	2.498%	9/3/19	78,500	78,481
4	PSP Capital Inc.	2.344%	9/17/19	43,000	42,954
4	PSP Capital Inc.	2.344%	9/19/19	72,500	72,414
4	PSP Capital Inc.	2.273%	10/8/19	15,500	15,465
4	PSP Capital Inc.	2.263%–2.527%	10/15/19	70,500	70,310
4	PSP Capital Inc.	2.205%	1/27/20	35,000	34,701
4	PSP Capital Inc.	2.205%	1/28/20	35,000	34,700
					1,994,397
Foreign Industrial (3.1%)
2	BASF SE	2.292%	9/23/19	409,000	408,419
2	BASF SE	2.293%	9/27/19	73,000	72,879
2	BASF SE	2.293%	9/30/19	127,000	126,769
2	Nestle Capital Corp.	2.614%	9/12/19	72,000	71,947
2	Nestle Capital Corp.	2.589%	10/31/19	102,000	101,644
2	Nestle Capital Corp.	2.589%	11/6/19	75,000	74,713
	Nestle Finance International Ltd.	2.262%	10/11/19	68,000	67,837
	Nestle Finance International Ltd.	2.262%	10/15/19	34,000	33,911
	Nestle Finance International Ltd.	2.263%	10/16/19	34,000	33,908
	Nestle Finance International Ltd.	2.588%	11/7/19	34,000	33,867
2	Siemens Capital Co. LLC	2.283%	9/26/19	128,000	127,793
2	Total Capital Canada Ltd.	2.263%	10/18/19	138,000	137,583
2	Total Capital Canada Ltd.	2.205%	11/21/19	82,750	82,324
2	Total Capital SA	2.110%	9/3/19	424,165	424,089
3	Toyota Credit Canada Inc., 1M USD LIBOR + 0.130%	2.341%	12/9/19	19,500	19,498
					1,817,181
Industrial (1.4%)
2	Apple Inc.	2.565%	10/7/19	62,000	61,863
	Exxon Mobil Corp.	2.353%	9/5/19	97,000	96,965
	Exxon Mobil Corp.	2.367%	9/26/19	145,000	144,770
	Exxon Mobil Corp.	2.367%	9/27/19	144,000	143,762
	Exxon Mobil Corp.	2.317%	10/11/19	145,000	144,646
2	Henkel of America Inc.	2.263%	10/22/19	40,000	39,871
2	Merck & Co. Inc.	2.333%	9/9/19	12,000	11,993
2	Pfizer Inc.	2.333%	9/9/19	66,500	66,459
2	Pfizer Inc.	2.333%	9/11/19	107,500	107,422
					817,751
Total Commercial Paper (Cost $19,252,390)					19,252,032
Certificates of Deposit (31.5%)
Domestic Banks (5.0%)
	Citibank NA	2.220%	1/6/20	103,000	103,046
	HSBC Bank USA NA	2.160%	9/6/19	137,000	137,005
	HSBC Bank USA NA	2.260%	10/28/19	87,000	87,011
3	HSBC Bank USA NA, 1M USD LIBOR + 0.130%	2.246%	10/29/19	116,000	116,125
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.294%	9/13/19	317,000	317,016

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.272%	9/20/19	350,000	350,021
3	State Street Bank & Trust Co., 1M USD LIBOR + 0.100%	2.344%	10/4/19	341,000	341,014
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.319%	12/6/19	100,000	100,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.235%	12/27/19	69,000	69,001
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.090%	2.235%	12/27/19	69,000	69,001
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.294%	9/13/19	174,000	174,009
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.313%	11/8/19	167,000	167,005
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.100%	2.295%	11/15/19	160,000	160,008
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.160%	2.355%	2/13/20	134,000	133,999
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.160%	2.355%	2/14/20	116,000	116,000
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.180%	2.325%	3/2/20	200,000	200,010
3	Wells Fargo Bank NA, 1M USD LIBOR + 0.190%	2.362%	3/19/20	300,000	300,030
					2,940,301
Yankee Certificates of Deposit (26.5%)
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.180%	2.292%	6/1/20	32,000	32,000
3	Australia & New Zealand Banking Group, Ltd. (New York Branch), 1M USD LIBOR + 0.310%	2.505%	11/15/19	48,000	48,024
	Bank of Montreal (Chicago Branch)	2.370%	9/17/19	135,000	135,014
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.323%	10/7/19	137,000	136,999
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.313%	10/8/19	68,000	67,999
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.282%	10/17/19	99,000	98,999
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.100%	2.270%	10/22/19	150,000	149,998
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.354%	9/3/19	255,000	255,003
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.110%	2.255%	1/27/20	50,000	49,990
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.120%	2.265%	11/25/19	192,000	191,994
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.130%	2.325%	2/14/20	250,000	249,955
3	Bank of Montreal (Chicago Branch), 1M USD LIBOR + 0.170%	2.394%	3/2/20	175,000	174,986
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.374%	9/4/19	72,000	72,001

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Bank of Nova Scotia (Houston Branch), 1M USD LIBOR + 0.130%	2.331%	9/11/19	175,000	175,005
	Bayerische Landesbank (New York Branch)	2.160%	9/3/19	40,000	40,000
	Bayerische Landesbank (New York Branch)	2.160%	9/4/19	300,000	300,000
	Bayerische Landesbank (New York Branch)	2.160%	9/5/19	160,000	160,000
	Bayerische Landesbank (New York Branch)	2.160%	9/6/19	74,000	74,000
	Bayerische Landesbank (New York Branch)	2.160%	9/9/19	589,000	589,035
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.090%	2.291%	12/10/19	213,000	212,966
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.364%	11/5/19	86,000	85,997
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.265%	11/25/19	286,500	286,491
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.265%	11/26/19	38,000	38,000
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.120%	2.364%	2/5/20	142,000	141,966
3	Canadian Imperial Bank of Commerce (New York Branch), 1M USD LIBOR + 0.130%	2.325%	2/14/20	250,000	249,955
	Commonwealth Bank of Australia (New York Branch)	2.420%	9/6/19	91,000	91,005
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/3/19	35,500	35,501
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.245%	1/27/20	34,000	33,998
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.100%	2.239%	1/28/20	35,000	34,999
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.160%	2.305%	2/25/20	70,000	70,010
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.160%	2.384%	7/2/20	101,000	100,986
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.170%	2.337%	4/23/20	86,500	86,522
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.170%	2.371%	6/9/20	147,000	147,006
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.220%	2.365%	9/24/19	72,000	72,010
3	Commonwealth Bank of Australia (New York Branch), 1M USD LIBOR + 0.280%	2.462%	10/18/19	75,000	75,024
	Cooperatieve Rabobank UA (New York Branch)	2.120%	9/5/19	832,000	831,992
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.080%	2.262%	12/19/19	72,000	71,993
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.080%	2.225%	12/27/19	100,000	99,988
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.130%	2.331%	2/11/20	174,000	173,967
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.398%	3/6/20	100,000	99,998
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.393%	3/9/20	83,000	82,998
3	Cooperatieve Rabobank UA (New York Branch), 1M USD LIBOR + 0.170%	2.282%	4/1/20	79,000	79,000
	Credit Suisse AG (New York Branch)	2.330%	9/16/19	18,000	18,001
	Credit Suisse AG (New York Branch)	2.300%	10/1/19	700,000	700,070

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	DNB Bank ASA (New York Branch)	2.460%	10/1/19	250,000	250,060
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.090%	2.285%	11/15/19	250,000	249,990
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/5/19	400,000	400,008
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.100%	2.267%	10/23/19	300,000	300,006
3	DNB Bank ASA (New York Branch), 1M USD LIBOR + 0.180%	2.320%	2/28/20	250,000	250,035
	KBC Bank NV (New York Branch)	2.150%	9/5/19	200,000	200,000
	KBC Bank NV (New York Branch)	2.150%	9/6/19	196,000	196,000
	Landesbank Hessen Thueringen Girozentrale (New York Branch)	2.130%	9/3/19	172,000	172,000
	Landesbank Hessen Thueringen Girozentrale (New York Branch)	2.130%	9/6/19	158,000	158,000
	MUFG Bank Ltd. (New York Branch)	2.540%	9/9/19	300,000	300,030
	MUFG Bank Ltd. (New York Branch)	2.510%	9/16/19	80,000	80,013
	MUFG Bank Ltd. (New York Branch)	2.520%	9/16/19	26,000	26,004
	MUFG Bank Ltd. (New York Branch)	2.510%	9/20/19	78,000	78,016
	MUFG Bank Ltd. (New York Branch)	2.510%	9/23/19	78,000	78,018
	MUFG Bank Ltd. (New York Branch)	2.500%	9/24/19	75,000	75,017
	MUFG Bank Ltd. (New York Branch)	2.510%	9/24/19	75,000	75,018
	MUFG Bank Ltd. (New York Branch)	2.480%	9/30/19	74,000	74,020
	Natixis (New York Branch)	2.130%	9/3/19	41,000	41,000
	Natixis (New York Branch)	2.130%	9/6/19	585,000	585,000
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.329%	9/6/19	72,000	72,002
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.344%	10/4/19	250,000	250,002
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.100%	2.311%	10/9/19	150,000	150,003
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.411%	9/11/19	150,000	150,010
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.392%	9/17/19	125,000	125,013
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.210%	2.405%	7/15/20	150,000	149,981
3	Royal Bank of Canada (New York Branch), 1M USD LIBOR + 0.220%	2.464%	10/4/19	75,000	75,010
	Skandinaviska Enskilda Banken AB (New York Branch)	2.260%	10/29/19	200,000	200,026
	Skandinaviska Enskilda Banken AB (New York Branch)	2.110%	11/29/19	200,000	199,976
	Skandinaviska Enskilda Banken AB (New York Branch)	2.110%	12/2/19	250,000	250,002
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.120%	2.265%	9/27/19	70,000	70,003
3	Skandinaviska Enskilda Banken AB (New York Branch), 1M USD LIBOR + 0.130%	2.312%	9/19/19	85,000	85,005
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.390%	9/9/19	70,000	70,004
	Sumitomo Mitsui Banking Corp. (New York Branch)	2.540%	9/11/19	150,000	150,018

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.090%	2.320%	11/1/19	100,000	99,990
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.344%	9/3/19	150,000	150,001
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.100%	2.301%	9/11/19	78,000	78,002
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.170%	2.414%	12/4/19	200,000	200,004
3	Sumitomo Mitsui Banking Corp. (New York Branch), 1M USD LIBOR + 0.170%	2.398%	12/6/19	250,000	250,007
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.100%	2.272%	12/20/19	150,000	149,988
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.355%	6/15/20	89,500	89,469
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.160%	2.272%	6/30/20	175,000	174,930
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.180%	2.375%	7/15/20	250,000	249,925
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.190%	2.434%	5/5/20	250,000	249,990
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.190%	2.385%	7/15/20	100,000	99,978
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.240%	2.412%	8/19/20	125,000	125,005
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.325%	2.519%	11/13/19	100,000	100,044
3	Svenska HandelsBanken AB (New York Branch), 1M USD LIBOR + 0.340%	2.512%	11/20/19	100,000	100,052
	Swedbank AB (New York Branch)	2.100%	9/3/19	338,000	337,997
	Toronto-Dominion Bank (New York Branch)	2.360%	9/30/19	120,000	120,020
	Toronto-Dominion Bank (New York Branch)	2.460%	10/1/19	360,000	360,086
3	Toronto-Dominion Bank (New York Branch), 1M USD LIBOR + 0.250%	2.478%	8/5/20	225,000	225,027
3	Westpac Banking Corp. (New York Branch), 3M USD LIBOR + 0.040%	2.327%	2/3/20	22,500	22,505
					15,689,755
Total Certificates of Deposit (Cost $18,629,490)					18,630,056
Other Notes (1.0%)
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.330%	11/1/19	97,000	97,004
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.344%	11/5/19	97,000	96,993
3	Bank of America NA, 1M USD LIBOR + 0.100%	2.301%	11/12/19	59,000	59,001
3	Bank of America NA, 1M USD LIBOR + 0.110%	2.321%	12/9/19	118,000	117,993
3	Bank of America NA, 1M USD LIBOR + 0.110%	2.311%	1/10/20	106,000	105,991
3	Bank of America NA, 1M USD LIBOR + 0.150%	2.320%	2/21/20	47,000	47,002
3	Bank of America NA, 1M USD LIBOR + 0.150%	2.320%	2/24/20	47,000	47,002
Total Other Notes (Cost $571,000)					570,986
Repurchase Agreements (1.1%)
	JP Morgan Securities LLC (Dated 8/30/19, Repurchase Value $675,162,000, collateralized by U.S. Treasury Note/Bond, 1.750%- 4.375%, 12/15/21-5/15/49, with a value of $688,500,000) (Cost $675,000)	2.160%	9/3/19	675,000	675,000

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Taxable Municipal Bonds (0.1%)
5	Greene County GA Development Authority Revenue VRDO	2.130%	9/6/19	3,750	3,750
4	Los Angeles CA Department of Water & Power Revenue TOB VRDO	2.160%	9/6/19	16,000	16,000
4	Massachusetts Transportation Fund Revenue TOB VRDO	2.160%	9/6/19	16,000	16,000
4	Seattle WA Municipal Light & Power Revenue TOB VRDO	2.160%	9/6/19	16,000	16,000
Total Taxable Municipal Bonds (Cost $51,750)					51,750
Total Investments (102.5%) (Cost $60,667,371)					60,671,532

Amount
($000)
Other Assets and Liabilities (-2.5%)
Other Assets
Receivables for Accrued Income	43,770
Other Assets	9
Total Other Assets	43,779
Liabilities
Payables for Investment Securities Purchased	(1,494,750)
Payables to Vanguard	(145)
Total Liabilities	(1,494,895)

Net Assets (100%)
Applicable to 592,137,326 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	59,220,416
Net Asset Value Per Share	$100.01

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	59,214,666
Total Distributable Earnings (Loss)	5,750
Net Assets	59,220,416

•        See Note A in Notes to Financial Statements.

1       Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2       Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At August 31, 2019, the aggregate value of these securities was $14,865,481,000, representing 25.1% of net assets.

3       Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4       Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $665,826,000, representing 1.1% of net assets.

Market Liquidity Fund

5       Scheduled principal and interest payments are guaranteed by bank letter of credit.

LIBOR—London Inter-bank Offered Rate.

TOB—Tender Option Bond.

VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Interest	1,508,340
Total Income	1,508,340
Expenses
The Vanguard Group–Note B
Management and Administrative	3,079
Custodian Fees	46
Total Expenses	3,125
Expenses Paid Indirectly	(46)
Net Expenses	3,079
Net Investment Income	1,505,261
Realized Net Gain (Loss) on Investment Securities Sold	128
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,501,654

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,505,261	992,736
Realized Net Gain (Loss)	128	(215)
Change in Unrealized Appreciation (Depreciation)	(3,735)	333
Net Increase (Decrease) in Net Assets Resulting from Operations	1,501,654	992,854
Distributions
Net Investment Income	(1,505,359)	(992,731)
Realized Capital Gain	—	—
Total Distributions	(1,505,359)	(992,731)
Capital Share Transactions
Issued	651,242,896	621,227,288
Issued in Lieu of Cash Distributions	1,504,742	992,731
Redeemed	(648,459,814)	(620,153,995)
Net Increase (Decrease) from Capital Share Transactions	4,287,824	2,066,024
Total Increase (Decrease)	4,284,119	2,066,147
Net Assets
Beginning of Period	54,936,297	52,870,150
End of Period	59,220,416	54,936,297

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016[1]	2015[1]
Net Asset Value, Beginning of Period	$100.02	$100.02	$100.01	$100.00	$100.00
Investment Operations
Net Investment Income	2.440	1.676	.919	.421	.100
Net Realized and Unrealized Gain (Loss) on Investments	(.010)	—	.010	.010	—
Total from Investment Operations	2.430	1.676	.929	.431	.100
Distributions
Dividends from Net Investment Income	(2.440)	(1.676)	(.919)	(.421)	(.100)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.440)	(1.676)	(.919)	(.421)	(.100)
Net Asset Value, End of Period	$100.01	$100.02	$100.02	$100.01	$100.00

Total Return	2.46%	1.69%	0.93%	0.43%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$59,220	$54,936	$52,870	$43,683	$47,040
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	2.44%	1.68%	0.93%	0.42%	0.13%

1       Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund also invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016-2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the

Market Liquidity Fund

facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $46,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

E.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount ($000)
Undistributed Ordinary Income	1,676
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(87)
Net Unrealized Gains (Losses)	4,161

Market Liquidity Fund

*The fund used capital loss carryforwards of $128,000 to offset taxable capital gains realized during the year ended August 31, 2019.

As of August 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	60,667,370
Gross Unrealized Appreciation	6,157
Gross Unrealized Depreciation	(1,996)
Net Unrealized Appreciation (Depreciation)	4,161

F.  Capital shares issued and redeemed were:

	Year Ended August 31,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	6,511,924	6,211,968
Issued in Lieu of Cash Distributions	15,046	9,927
Redeemed	(6,484,113)	(6,201,211)
Net Increase (Decrease) in Shares Outstanding	42,857	20,684

G. Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets

As of August 31, 2019

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (97.8%)
Alaska (2.6%)
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.300%	9/6/19		14,475	14,475
	Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	1.300%	9/6/19		15,400	15,400
	Alaska Industrial Development & Export Authority Revenue (Greater Fairbanks) VRDO	1.390%	9/3/19	LOC	39,360	39,360
	Valdez AK Marine Terminal Revenue (ExxonMobil Project) VRDO	1.330%	9/3/19		15,340	15,340
						84,575
Arizona (0.2%)
1	Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	1.450%	9/6/19		7,350	7,350

Colorado (5.0%)
	Colorado Education Loan Program Revenue	3.000%	6/29/20		15,000	15,223
1	Colorado Health Facilities Authority Revenue (Children’s Hospital) TOB VRDO	1.420%	9/3/19	LOC	15,000	15,000
1	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) TOB VRDO	1.380%	9/6/19		5,700	5,700
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.350%	9/6/19		5,465	5,465
	Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System) VRDO	1.350%	9/6/19		18,230	18,230
	Colorado Housing & Finance Authority Multi-Family Mortgage Revenue VRDO	1.350%	9/6/19		4,010	4,010
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.350%	9/6/19		5,000	5,000
	Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	1.450%	9/6/19		4,950	4,950
	Denver CO City & County COP VRDO	1.390%	9/3/19		2,735	2,735
1	Denver CO Wastewater Management Division Department of Public Works Revenue TOB VRDO	1.440%	9/3/19		18,100	18,100
1	University of Colorado Enterprise System Revenue TOB VRDO	1.380%	9/6/19	LOC	22,500	22,500
	University of Colorado Hospital Authority Revenue VRDO	1.340%	9/6/19		2,830	2,830
	University of Colorado Hospital Authority Revenue VRDO	1.340%	9/6/19		39,015	39,015
	University of Colorado Hospital Authority Revenue VRDO	1.360%	9/6/19		5,770	5,770
						164,528
Connecticut (0.8%)
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.380%	9/6/19	LOC	18,095	18,095
	Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program VRDO	1.380%	9/6/19		7,400	7,400
						25,495
Delaware (0.4%)
	Delaware Health Facilities Authority Revenue (Christiana Care Health Services) VRDO	1.370%	9/6/19		11,780	11,780

District of Columbia (0.4%)
	District of Columbia Revenue (MedStar Health, Inc.) VRDO	1.390%	9/3/19	LOC	2,200	2,200
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.370%	9/6/19		3,750	3,750
1	District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	1.380%	9/6/19		5,935	5,935
	Metropolitan Washington DC / VA Airports Authority Airport System Revenue VRDO	1.370%	9/3/19	LOC	800	800
						12,685
Florida (3.6%)
1	Florida Department of Transportation GO TOB VRDO	1.370%	9/6/19		3,800	3,800
	Florida Municipal Power Agency Revenue VRDO	1.380%	9/3/19	LOC	4,800	4,800
1	Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	1.380%	9/6/19		5,000	5,000
	Miami-Dade County FL Seaport Revenue VRDO	1.350%	9/6/19	LOC	10,000	10,000
	Miami-Dade County FL Special Obligation Revenue (Juvenile Courthouse Project) VRDO	1.360%	9/6/19	LOC	4,575	4,575
1	Miami-Dade County FL Transit Sales Surtax Revenue TOB VRDO	1.380%	9/6/19		15,600	15,600
1	Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.450%	9/6/19		11,735	11,735
1	Orange County FL School Board COP TOB VRDO	1.450%	9/6/19		7,500	7,500
1	Orange County FL School Board COP TOB VRDO	1.450%	9/6/19		3,750	3,750
	Orlando FL Utility Commission Utility System Revenue VRDO	1.330%	9/6/19		17,775	17,775
	Orlando FL Utility Commission Utility System Revenue VRDO	1.350%	9/6/19		15,950	15,950
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) VRDO	1.350%	9/6/19	LOC	17,705	17,705
						118,190

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Georgia (1.3%)
1	Atlanta GA Water & Wastewater Revenue TOB VRDO	1.380%	9/6/19		8,015	8,015
	Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	1.360%	9/6/19	LOC	7,100	7,100
	Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	1.300%	9/6/19		27,475	27,475
	Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	1.350%	9/6/19		1,125	1,125
						43,715
Illinois (6.2%)
1	Chicago IL O’Hare International Airport Revenue TOB VRDO	1.380%	9/6/19	LOC	3,640	3,640
	Illinois Development Finance Authority Hospital Revenue (Evanston Northwestern Healthcare Corp.) VRDO	1.390%	9/3/19		14,985	14,985
	Illinois Development Finance Authority Revenue (American College of Surgeons) VRDO	1.340%	9/6/19	LOC	14,782	14,782
	Illinois Development Finance Authority Revenue (Chicago Horticultural Society) VRDO	1.300%	9/6/19	LOC	16,000	16,000
	Illinois Development Finance Authority Revenue (North Park University) VRDO	1.360%	9/6/19	LOC	6,375	6,375
	Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	1.420%	9/6/19		5,565	5,565
	Illinois Finance Authority Revenue (Bradley University) VRDO	1.360%	9/6/19	LOC	10,000	10,000
	Illinois Finance Authority Revenue (Bradley University) VRDO	1.360%	9/6/19	LOC	12,600	12,600
	Illinois Finance Authority Revenue (Chicago Horticulture Project) VRDO	1.300%	9/6/19	LOC	300	300
	Illinois Finance Authority Revenue (Illinois College) VRDO	1.340%	9/6/19	LOC	9,965	9,965
	Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	1.350%	9/6/19		22,105	22,105
	Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	1.400%	9/3/19	LOC	14,050	14,050
	Illinois Finance Authority Revenue (University of Chicago) VRDO	1.340%	9/6/19		22,436	22,436
	Illinois Finance Authority Revenue (University of Chicago) VRDO	1.340%	9/6/19		8,377	8,377
	Illinois Toll Highway Authority Revenue VRDO	1.370%	9/6/19		24,335	24,335
	University of Illinois Revenue (Health Services System) VRDO	1.350%	9/6/19	LOC	18,385	18,385
						203,900
Indiana (2.5%)
	Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	1.310%	9/6/19	LOC	8,340	8,340
	Indiana Finance Authority Hospital Revenue (Parkview Health System) VRDO	1.370%	9/3/19	LOC	19,505	19,505
	Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.320%	9/6/19		5,530	5,530
	Indiana Finance Authority Revenue (DePauw University Project) VRDO	1.320%	9/6/19	LOC	18,400	18,400
	Indiana Finance Authority Revenue (Duke Energy Project) VRDO	1.400%	9/3/19	LOC	17,400	17,400
	Indiana Finance Authority Revenue (Trinity Health) VRDO	1.340%	9/6/19		13,465	13,465
						82,640
Louisiana (2.8%)
	East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	1.330%	9/3/19		16,810	16,810
	East Baton Rouge Parish LA Pollution Control Revenue (Exxon Project) VRDO	1.330%	9/3/19		12,300	12,300
	East Baton Rouge Parish LA Sales Tax Revenue VRDO	1.390%	9/6/19	LOC	34,380	34,380
	St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	1.350%	9/6/19	LOC	27,800	27,800
						91,290
Maryland (0.4%)
	Montgomery County MD GO VRDO	1.360%	9/3/19		1,550	1,550
	Washington MD Suburban Sanitary Commission BAN VRDO	1.380%	9/6/19		11,400	11,400
						12,950
Massachusetts (3.2%)
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.350%	9/6/19		23,550	23,550
1	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	1.370%	9/6/19	(4)(1)	9,900	9,900
1	Massachusetts GO TOB VRDO	1.370%	9/6/19		6,000	6,000
	Massachusetts Health & Educational Facilities Authority Revenue (Harvard University) VRDO	1.240%	9/3/19		22,000	22,000
	Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	1.320%	9/6/19		17,375	17,375
	University of Massachusetts Building Authority Revenue VRDO	1.370%	9/6/19		26,995	26,995
						105,820
Michigan (4.1%)
	Grand Traverse County MI Hospital Finance Authority Revenue VRDO	1.430%	9/3/19	LOC	1,650	1,650
	L’Anse Creuse MI Public Schools GO VRDO	1.350%	9/6/19	LOC	10,750	10,750
	Michigan Building Authority Revenue VRDO	1.300%	9/6/19	LOC	44,790	44,790
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.380%	9/6/19	LOC	15,700	15,700
1	Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	1.380%	9/6/19		4,070	4,070
	Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	1.380%	9/6/19		9,300	9,300
1	Michigan State University Revenue TOB VRDO	1.410%	9/3/19	LOC	43,380	43,380
	Oakland University of Michigan Revenue VRDO	1.350%	9/6/19	LOC	4,115	4,115
						133,755

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Minnesota (1.5%)
	Hennepin MN GO VRDO	1.350%	9/6/19		20,900	20,900
	Minnesota Housing Finance Agency Residential Housing Revenue VRDO	1.350%	9/6/19		28,500	28,500
						49,400
Mississippi (2.3%)
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.340%	9/3/19		28,800	28,800
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.340%	9/3/19		5,200	5,200
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.350%	9/3/19		9,630	9,630
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.350%	9/3/19		3,620	3,620
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue (Chevron USA Inc. Project) VRDO	1.360%	9/6/19		750	750
	Mississippi Development Bank Special Obligation Revenue (Harrison County Coliseum) VRDO	1.390%	9/6/19	LOC	13,570	13,570
	Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services) VRDO	1.320%	9/6/19		14,825	14,825
						76,395
Missouri (1.3%)
	Curators of the University of Missouri System Facilities Revenue CP	1.450%	10/3/19		10,000	10,001
	Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Foundation) VRDO	1.400%	9/3/19		7,220	7,220
	Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) VRDO	1.440%	9/3/19		6,000	6,000
1	North Kansas City MO School District GO TOB VRDO	1.440%	9/3/19		19,900	19,900
						43,121
Multiple States (3.9%)
2	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	1.370%	9/6/19	LOC	9,940	9,940
	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.430%	9/6/19		30,000	30,000
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.430%	9/6/19	LOC	25,000	25,000
1	Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	1.400%	9/6/19	LOC	10,000	10,000
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.430%	9/6/19	LOC	31,500	31,500
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.430%	9/6/19		21,500	21,500
						127,940
Nebraska (0.5%)
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.340%	9/6/19		300	300
	Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	1.340%	9/6/19		14,995	14,995
						15,295
Nevada (2.8%)
	Clark County NV Airport Improvement Revenue VRDO	1.350%	9/6/19	LOC	13,510	13,510
	Clark County NV Airport Improvement Revenue VRDO	1.350%	9/6/19	LOC	7,080	7,080
	Clark County NV Airport Improvement Revenue VRDO	1.370%	9/6/19	LOC	41,915	41,915
	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	1.350%	9/6/19	LOC	13,900	13,900
	Clark County NV Industrial Development Revenue (Southwest Gas Corp. Project) VRDO	1.380%	9/6/19	LOC	8,850	8,850
1	Las Vegas Valley Water District Nevada GO TOB VRDO	1.380%	9/6/19		7,440	7,440
						92,695
New Hampshire (0.2%)
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) VRDO	1.360%	9/3/19		6,850	6,850

New York (15.6%)
1	Battery Park City Authority New York Revenue TOB VRDO	1.420%	9/3/19	LOC	11,110	11,110
	Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project) VRDO	1.380%	9/6/19	LOC	2,280	2,280
1	New York City NY GO TOB VRDO	1.410%	9/3/19	LOC	10,400	10,400
	New York City NY GO VRDO	1.380%	9/3/19		20,920	20,920
	New York City NY GO VRDO	1.380%	9/3/19	LOC	5,350	5,350
	New York City NY GO VRDO	1.380%	9/3/19		3,530	3,530
	New York City NY GO VRDO	1.420%	9/3/19		8,925	8,925
	New York City NY GO VRDO	1.350%	9/6/19	LOC	5,850	5,850
	New York City NY GO VRDO	1.380%	9/6/19	LOC	7,025	7,025

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (201 Pearl Street) VRDO	1.340%	9/6/19	LOC	200	200
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood) VRDO	1.340%	9/6/19		10,000	10,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	1.360%	9/6/19		10,000	10,000
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West Street) VRDO	1.340%	9/6/19	LOC	12,150	12,150
	New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Charter Properties) VRDO	1.330%	9/6/19	LOC	5,050	5,050
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.380%	9/3/19		6,450	6,450
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.380%	9/3/19		10,000	10,000
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.380%	9/3/19		5,800	5,800
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.420%	9/3/19		7,205	7,205
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.420%	9/3/19		10,450	10,450
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.420%	9/3/19	LOC	4,300	4,300
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.420%	9/3/19		9,400	9,400
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	1.480%	9/3/19		10,000	10,000
1	New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	1.370%	9/6/19		2,810	2,810
1	New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	1.360%	9/6/19		3,000	3,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.380%	9/3/19		11,000	11,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.380%	9/3/19		15,000	15,000
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.390%	9/3/19		6,500	6,500
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.420%	9/3/19		6,820	6,820
	New York City NY Transitional Finance Authority Future Tax Revenue VRDO	1.330%	9/6/19		8,350	8,350
1	New York City NY Transitional Finance Authority Revenue TOB VRDO	1.370%	9/6/19		4,865	4,865
1	New York City Transitional Finance Authority Future Tax Secured Revenue TOB VRDO	1.370%	9/6/19		3,505	3,505
	New York City Transitional Finance Authority Future Tax Secured Revenue VRDO	1.390%	9/3/19		10,350	10,350
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) VRDO	1.340%	9/6/19	LOC	8,450	8,450
1	New York Metropolitan Transportation Authority Revenue TOB VRDO	1.380%	9/6/19	LOC	22,500	22,500
	New York Metropolitan Transportation Authority Revenue VRDO	1.380%	9/3/19	LOC	14,005	14,005
	New York Metropolitan Transportation Authority Revenue VRDO	1.360%	9/6/19	LOC	29,462	29,462
	New York State Dormitory Authority Revenue (City University System) VRDO	1.330%	9/6/19	LOC	7,900	7,900
	New York State Dormitory Authority Revenue (Cornell University) VRDO	1.350%	9/3/19		18,760	18,760
	New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement) VRDO	1.350%	9/6/19	LOC	5,850	5,850
	New York State Dormitory Authority Revenue (Royal Charter Properties) VRDO	1.330%	9/6/19	LOC	12,775	12,775
	New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	1.370%	9/6/19	LOC	5,000	5,000
	New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	1.350%	9/6/19	LOC	28,990	28,990
	New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	1.360%	9/6/19		9,940	9,940
1	New York State Urban Development Corp. Revenue (Personal Income Tax) TOB VRDO	1.370%	9/6/19		1,500	1,500
1	New York State Urban Development Corp. Revenue TOB VRDO	1.370%	9/6/19		20,450	20,450
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.410%	9/6/19	LOC	20,000	20,000
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.410%	9/6/19	LOC	16,700	16,700
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.360%	9/6/19		8,290	8,290
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.360%	9/6/19		1,220	1,220
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.370%	9/6/19		7,190	7,190
1	Port Authority of New York & New Jersey Revenue TOB VRDO	1.370%	9/6/19		5,600	5,600
	Triborough Bridge & Tunnel Authority New York Revenue (MTA Bridges and Tunnels) VRDO	1.370%	9/3/19	LOC	11,785	11,785
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	1.420%	9/3/19	LOC	7,500	7,500
						512,462
North Carolina (1.9%)
	Board of Governors of the University of North Carolina Revenue (University of North Carolina Hospitals at Chapel Hill) VRDO	1.350%	9/6/19		18,500	18,500
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare System) VRDO	1.340%	9/6/19		32,780	32,780
	Durham County NC Industrial Facilities & Pollution Control Financing Authority Revenue VRDO	1.350%	9/6/19	LOC	12,875	12,875
						64,155
Ohio (3.5%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue (Summa Health System Obligated Group) VRDO	1.340%	9/6/19	LOC	16,200	16,200
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.350%	9/6/19		4,150	4,150
	Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	1.360%	9/6/19		11,700	11,700

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.340%	9/6/19	LOC	3,985	3,985
	Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program) VRDO	1.340%	9/6/19	LOC	3,450	3,450
	Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	1.350%	9/6/19	LOC	2,980	2,980
	Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	1.350%	9/6/19	LOC	1,150	1,150
	Franklin County OH Hospital Revenue (Nationwide Children’s Hospital Project) VRDO	1.360%	9/6/19		14,500	14,500
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	1.320%	9/6/19		6,865	6,865
	Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center) VRDO	1.350%	9/6/19		9,540	9,540
1	Montgomery County OH Hospital Revenue (Kettering Health Network) TOB VRDO	1.400%	9/6/19	LOC	29,550	29,550
	Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	1.340%	9/6/19		10,640	10,640
						114,710
Pennsylvania (7.5%)
1	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center) TOB VRDO	1.410%	9/3/19	LOC	63,260	63,260
	Haverford Township PA School District GO VRDO	1.350%	9/6/19	LOC	6,035	6,035
	Northampton County PA General Purpose Authority University Revenue (Lafayette College) VRDO	1.370%	9/6/19		9,400	9,400
	Northampton County PA General Purpose Authority University Revenue (Lehigh University) VRDO	1.290%	9/6/19		3,100	3,100
	Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	1.350%	9/6/19	LOC	7,330	7,330
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System) VRDO	1.320%	9/6/19	LOC	11,300	11,300
1,3	Pennsylvania Turnpike Commission Revenue PUT TOB	1.420%	9/3/19	(4)LOC	40,690	40,690
1,3	Pennsylvania Turnpike Commission Revenue PUT TOB	1.420%	9/3/19	(4)LOC	50,390	50,390
	Pennsylvania Turnpike Commission Revenue VRDO	1.340%	9/6/19	LOC	12,855	12,855
	Philadelphia PA Gas Works Revenue VRDO	1.340%	9/6/19	LOC	13,300	13,300
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Children’s Hospital of Philadelphia Project) VRDO	1.360%	9/3/19		22,400	22,400
	Philadelphia PA Water & Waste Water Revenue VRDO	1.360%	9/6/19	LOC	5,465	5,465
	Ridley PA School District GO VRDO	1.350%	9/6/19	LOC	2,550	2,550
						248,075
Rhode Island (1.2%)
	Narragansett RI Commission Wastewater System Revenue VRDO	1.300%	9/6/19	LOC	19,200	19,200
	Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue (Rhode Island School of Design) VRDO	1.360%	9/6/19	LOC	21,330	21,330
						40,530
South Carolina (1.0%)
	Charleston County SC School District BANS	4.000%	5/13/20		17,000	17,333
	South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal School) VRDO	1.360%	9/6/19	LOC	6,400	6,400
	Spartanburg SC School District BANS	5.000%	11/15/19		10,000	10,076
						33,809
Tennessee (1.8%)
	Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	1.400%	9/3/19	LOC	6,815	6,815
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health) VRDO	1.340%	9/6/19	LOC	4,600	4,600
1	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	1.440%	9/3/19		16,120	16,120
	Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County Loan Pool) VRDO	1.410%	9/3/19	LOC	6,660	6,660
	Shelby County TN GO VRDO	1.330%	9/6/19		25,600	25,600
						59,795
Texas (11.4%)
	Austin TX Hotel Occupancy Tax Revenue VRDO	1.360%	9/6/19	LOC	8,665	8,665
1	Conroe TX Independent School District GO TOB VRDO	1.440%	9/3/19		9,710	9,710
1	Cypress-Fairbanks TX Independent School District GO TOB VRDO	1.440%	9/3/19		25,000	25,000
1	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	1.380%	9/6/19		6,620	6,620
	Dallas TX Performing Arts Cultural Facilities (Dallas Center Foundation) VRDO	1.360%	9/6/19	LOC	400	400
1,3	Frisco TX Independent School District GO TOB PUT	1.480%	11/21/19		5,500	5,500
1	Grand Parkway Transportation Corp. Texas System Toll Revenue TOB VRDO	1.380%	9/6/19		47,600	47,600
	Gulf Coast Waste Disposal Authority TX VRDO	1.330%	9/3/19		8,200	8,200
1	Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Memorial Hermann Healthcare System) TOB VRDO	1.420%	9/3/19	LOC	9,100	9,100

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	1.390%	9/3/19		19,880	19,880
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System) VRDO	1.390%	9/3/19		2,500	2,500
	Houston TX Higher Education Finance Corp. Revenue (Rice University Project) CP	1.320%	11/1/19		7,810	7,810
	Houston TX Utility System Revenue VRDO	1.340%	9/6/19	LOC	19,770	19,770
1	North Texas Municipal Water District Water System Revenue TOB VRDO	1.440%	9/3/19		34,880	34,880
	Red River TX Education Finance Corp. Revenue (Texas Christian University Project) VRDO	1.330%	9/6/19		35,650	35,650
1	San Antonio TX Electric & Gas Systems Revenue TOB VRDO	1.380%	9/6/19		5,000	5,000
	San Antonio TX Water Revenue CP	1.330%	9/4/19		19,000	19,000
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health Care System Project) VRDO	1.370%	9/3/19	LOC	12,150	12,150
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) VRDO	1.390%	9/3/19	LOC	6,115	6,115
4	Texas GO	4.000%	8/27/20		49,000	50,358
	University of Texas System Revenue Financing System Revenue CP	1.730%	9/3/19		20,000	20,001
	University of Texas System Revenue Financing System Revenue CP	1.300%	9/16/19		5,000	5,000
	University of Texas System Revenue Financing System Revenue CP	1.270%	11/6/19		5,000	5,000
	University of Texas System Revenue Financing System Revenue VRDO	1.320%	9/6/19		9,695	9,695
						373,604
Utah (0.8%)
3	Utah County UT Hospital Revenue (IHC Health Services) PUT	1.370%	9/6/19		26,855	26,855

Virginia (1.1%)
	Fairfax County VA Industrial Development Authority Health Care Revenue (Inova Health System Obligated Group) VRDO	1.340%	9/6/19		21,420	21,420
	Virginia Public Building Authority Public Facilities Revenue VRDO	1.310%	9/6/19		16,000	16,000
						37,420
Washington (1.6%)
	King County WA GO VRDO	1.360%	9/3/19		12,900	12,900
1	King County WA Sewer Revenue TOB VRDO	1.380%	9/6/19		8,105	8,105
1,3	Seattle WA Drain and Wastewater Revenue TOB PUT	1.440%	9/3/19		20,770	20,770
	Washington Higher Education Facilities Authority Revenue (Seattle University) VRDO	1.370%	9/6/19	LOC	10,945	10,945
						52,720
West Virginia (0.6%)
	West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.) VRDO	1.390%	9/6/19	LOC	14,060	14,060
	West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.) VRDO	1.370%	9/6/19	LOC	4,760	4,760
						18,820
Wisconsin (2.4%)
	Milwaukee WI Revenue	4.000%	9/30/19		5,000	5,010
	University of Wisconsin Hospitals & Clinics Authority Revenue VRDO	1.420%	9/3/19		31,285	31,285
1	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB VRDO	1.380%	9/6/19		13,500	13,500
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	1.350%	9/6/19		12,330	12,330
	Wisconsin Housing & Economic Development Authority Home Ownership Revenue VRDO	1.350%	9/6/19		16,600	16,600
						78,725
Wyoming (1.4%)
	Lincoln County WY Pollution Control Revenue (ExxonMobil Project) VRDO	1.330%	9/3/19		11,600	11,600
	Uinta County WY PCR (Chevron USA Inc. Project) VRDO	1.350%	9/3/19		24,500	24,500
3	Wyoming Community Development Authority PUT	1.350%	9/6/19		9,000	9,000
						45,100
Total Investments (97.8%) (Cost $3,217,010)						3,217,149

Municipal Cash Management Fund

Amount
($000)
Other Assets and Liabilities (2.2%)
Other Assets
Receivables for Investment Securities Sold	116,771
Receivables for Accrued Income	6,763
Total Other Assets	123,534
Liabilities
Payables for Investment Securities Purchased	(50,286)
Payables to Vanguard	(16)
Other Liabilities	(1,260)
Total Liabilities	(51,562)

Net Assets (100%)
Applicable to 32,886,931 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,289,121
Net Asset Value Per Share	$100.01

At August 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,288,983
Total Distributable Earnings (Loss)	138
Net Assets	3,289,121

•        See Note A in Notes to Financial Statements.

1       Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $856,700,000, representing 26.0% of net assets.

2       The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3       Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4       Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

CMT - Constant Maturing Treasury Rate.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

LIBOR - London Interbank Offered Rate.

PILOT - Payments in Lieu of Taxes.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

SIFMA - Securities Industry and Financial Markets Association.

SOFR – Secured Overnight Financing Rate.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

VRDO - Variable Rate Demand Obligation.

VRDP - Variable Rate Demand Preferred.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2019
($000)
Investment Income
Income
Interest	43,640
Total Income	43,640
Expenses
The Vanguard Group—Note B
Management and Administrative	277
Custodian Fees	38
Total Expenses	315
Expenses Paid Indirectly	(38)
Net Expenses	277
Net Investment Income	43,363
Realized Net Gain (Loss) on Investment Securities Sold	2
Change in Unrealized Appreciation (Depreciation) of Investment Securities	137
Net Increase (Decrease) in Net Assets Resulting from Operations	43,502

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,363	25,299
Realized Net Gain (Loss)	2	(3)
Change in Unrealized Appreciation (Depreciation)	137	1
Net Increase (Decrease) in Net Assets Resulting from Operations	43,502	25,297
Distributions
Net Investment Income	(43,381)	(25,304)
Realized Capital Gain	—	—
Total Distributions	(43,381)	(25,304)
Capital Share Transactions
Issued	7,100,962	1,318,776
Issued in Lieu of Cash Distributions	43,381	25,304
Redeemed	(5,790,527)	(1,865,134)
Net Increase (Decrease) from Capital Share Transactions	1,353,816	(521,054)
Total Increase (Decrease)	1,353,937	(521,061)
Net Assets
Beginning of Period	1,935,184	2,456,245
End of Period	3,289,121	1,935,184

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding			Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016[1]	2015[1]
Net Asset Value, Beginning of Period	$100.01	$100.01	$100.01	$100.00	$100.00
Investment Operations
Net Investment Income	1.569	1.190	.718	.190	.040
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	.010	—
Total from Investment Operations	1.569	1.190	.718	.200	.040
Distributions
Dividends from Net Investment Income	(1.569)	(1.190)	(.718)	(.190)	(.040)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.569)	(1.190)	(.718)	(.190)	(.040)
Net Asset Value, End of Period	$100.01	$100.01	$100.01	$100.01	$100.00

Total Return	1.58%	1.20%	0.72%	0.20%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,289	$1,935	$2,456	$3,110	$3,197
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.18%	0.72%	0.19%	0.04%

1   Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2016-2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all

Municipal Cash Management Fund

other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.

C.      The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $38,000 (an annual rate of 0.00% of average net assets).

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

E.      Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral on wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Tax Exempt Income	—
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(1)
Net Unrealized Gains (Losses)	139

*The fund used capital loss carryforwards of $2,000 to offset taxable capital gains realized during the year ended August 31, 2019.

As of August 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,217,010
Gross Unrealized Appreciation	144
Gross Unrealized Depreciation	(5)
Net Unrealized Appreciation (Depreciation)	139

F.       The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2019, such purchases and sales were $904,682,000 and $443,225,000, respectively.

Municipal Cash Management Fund

G.     Capital shares issued and redeemed were:

	Year Ended August 31,
	2019	2018
	Shares	Shares
	(000)	(000)
Issued	71,002	13,188
Issued in Lieu of Cash Distributions	434	253
Redeemed	(57,900)	(18,651)
Net Increase (Decrease) in Shares Outstanding	13,536	(5,210)

H.      Management has determined that no events or transactions occurred subsequent to August 31, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting Vanguard CMT Funds, hereafter collectively referred to as the “Funds”) as of August 31, 2019, the related statements of operations for the year ended August 31, 2019, the statements of changes in net assets for each of the two years in the period ended August 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2019 and each of the financial highlights for each of the five years in the period ended August 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 16, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard CMT Funds

This information for the fiscal year ended August 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 70.0% of income dividends are interest-related dividends.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation. Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments, LLC; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. Mclsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

© 2019 The Vanguard Group, Inc.
Vanguard Marketing Corporation, Distributor.

CMT0 102019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2019: $53,000

Fiscal Year Ended August 31, 2018: $56,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2019: $9,568,215
Fiscal Year Ended August 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended August 31, 2019: $3,012,031
Fiscal Year Ended August 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended August 31, 2019: $357,238
Fiscal Year Ended August 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended August 31, 2019: $0
Fiscal Year Ended August 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2019: $357,238
Fiscal Year Ended August 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  October 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  October 21, 2019

VANGUARD CMT FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: October 21, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.